INSURANCE CLAIMS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of claims and benefits paid [Abstract]
Schedule of Insurance Claims
Insurance claims comprise:

	2021	2020	2019
	£m	£m	£m
Life insurance and investment contracts
Claims and surrenders	(9,063)	(7,670)	(8,684)
Change in insurance and participating investment contracts (note 30)	(7,474)	(4,590)	(12,633)
	(16,537)	(12,260)	(21,317)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)	(1,938)	(2,664)
	(21,118)	(14,198)	(23,981)
Reinsurers’ share[1]	285	418	290
	(20,833)	(13,780)	(23,691)
Change in unallocated surplus	35	57	(19)
Total life insurance and investment contracts	(20,798)	(13,723)	(23,710)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)	(318)	(287)
Total insurance claims	(21,120)	(14,041)	(23,997)
1Reinsurers’ share compromises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts and included within other assets.
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:

	2021	2020	2019
	£m	£m	£m
Deaths	(790)	(694)	(674)
Maturities	(1,022)	(873)	(1,122)
Surrenders	(5,893)	(4,641)	(5,523)
Annuities	(1,194)	(1,171)	(1,104)
Other	(164)	(291)	(261)
Total life insurance gross claims and surrenders	(9,063)	(7,670)	(8,684)